Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share	Basic and diluted earnings per share for the periods presented were calculated as follows:
	For the Six Months Ended June 30,
	2024	2023
Numerator:
Net income attributable to the Company’s ordinary shareholders (US$’000)	36,639	7,822

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	159,525,286	150,000,000
Basic and diluted earnings per share (US$)	0.23	0.05